UNITED STATES
  SECURITIES AND EXCHANGE COMMISSION
  WASHINGTON DC 20549
   FORM 24F-2
  ANNUAL NOTICE OF SECURITIES SOLD
  PURSUANT TO RULE 24F-2



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1.    Name and address of issuer:
  GLG Investment Series Trust
  390 Park Avenue, 20th Floor
  New York, NY 10022
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2.   The name of each series or class of securities for
which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer
 check the box but do not list series or classes): |x|



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3.   Investment Company Act File Number:
                811-22360

  Securities Act File Number:
          333- 163462


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4(a). Last day of fiscal year for which this Form is filed:

 	May 31, 2011

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4(b). |_| Check box if this Form is being filed late
(i.e. more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE INTEREST MUST BE
PAID ON THE REGISTRATION FEE DUE.

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4(c).  |_|  Check box if this is the last time the
issuer will be filing this Form.


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


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5.   Calculation of registration fee:


(i) Aggregate sale price of securities
    sold during the fiscal year pursuant
    to section 24(f):  $ 138,954,512

(ii)   Aggregate price of securities
   redeemed or repurchased during the
  fiscal year:  $ (18,196,806)

 (iii)  Aggregate price of securities
    redeemed or repurchased during any
    prior fiscal year ending no earlier
    than October 11, 1995 that were not
    previously used to reduce
    registration fees payable to the
    Commission: $ 0

 (iv)   Total available redemption credits
    [add Items 5(ii) and 5(iii)]:
 $  (18,196,806)


(v)    Net sales - if Item 5(i) is greater
    than Item 5(iv) [subtract Item 5(iv)
    from Item 5(i)]: $ 120,757,706



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(vi)   Redemption credits available for use
   in future years -- if Item 5(i) is
   less than Item 5(iv) [subtract Item
   5(iv) from Item 5(i)]:  $	0

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 (vii)  Multiplier for determining
 registration fee (See Instruction C.9): 0.0001161


(viii) Registration fee due [multiply Item
  5(v) by Item 5(vii)] (enter "0" if
  no fee is due):

   = $    	14,019.97


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6.   Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997 then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule
24e-2 remaining unsold at the end of
the fiscal year for which this form is
filed that are available for use by the
issuer in future fiscal years then
state that number here:

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7.   Interest due - if this Form is being
filed more than 90 days after the end
of the issuer's fiscal year (see Instruction D):
 + $  0


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8.   Total of the amount of the registration
fee due plus any interest due [line 5(viii) plus line 7]:
  = $    14,019.97
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2

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9.   Date the registration fee and any interest payment was sent to the
 Commission's lockbox depository:

   Method of Delivery:

 |x|  Wire Transfer

 |_|  Mail or other means

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   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*

   /S/  Jordan Allen
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  Jordan Allen
  Principal Financial Officer
Date:    	 August 25, 2011

  *Please print the name and title of the
signing officer below the signature.